INCOME TAX EXPENSES - Schedule of Unrecognized Taxable Temporary Difference Associated with Investments (Details) - ARS ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary differences associated with investments in subsidiaries, branches and associates and interests in joint arrangements for which deferred tax liabilities have not been recognised	$ (2,697,355)
Unrecognized temporary differences on investments and other interests		$ (3,009,559)
Subsidiaries
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary differences associated with investments in subsidiaries, branches and associates and interests in joint arrangements for which deferred tax liabilities have not been recognised	(2,665,434)
Unrecognized temporary differences on investments and other interests		(2,977,648)
Others
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Others	$ (31,921)	$ (31,911)